Consolidated Statements of Changes in Equity - CAD ($)	Total	Acasti Pharma Inc	Issued capital [member]	Warrants	Additional paid-in capital [member]	Additional paid-in capital [member] Acasti Pharma Inc	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]	Reserve of cash flow hedges [member]	Retained earnings [member]	Total Attributable to Equity Holders of the Corporation	Total Attributable to Equity Holders of the Corporation Acasti Pharma Inc	Subsidiary Warrants, Options and Other Equity	Subsidiary Warrants, Options and Other Equity Acasti Pharma Inc	Non-controlling Interest	Non-controlling Interest Acasti Pharma Inc	Total Attributable to Non-controlling Interest	Total Attributable to Non-controlling Interest Acasti Pharma Inc
Beginning balance, shares at Mar. 31, 2017			77,968,587
Beginning balance at Mar. 31, 2017	$ 74,800,238		$ 127,201,343	$ 648,820	$ 33,335,136		$ (420,052)	$ (7,298)	$ (97,010,523)	$ 63,747,426		$ 3,616,864		$ 7,435,948		$ 11,052,812
Net income (loss) for the period	9,339,383								17,530,858	17,530,858				(8,191,475)		(8,191,475)
Other comprehensive (loss) income for the period	952,909						926,521	26,388		952,909
Total comprehensive income (loss)	10,292,292						926,521	26,388	17,530,858	18,483,767				(8,191,475)		(8,191,475)
Contributions by and distribution to equity holders
Share-based payment transactions	2,283,756				1,623,145					1,623,145		660,611				660,611
Liability settled in shares, shares			630,681
Liability settled in shares	$ 848,070		$ 848,070							848,070
DSU released, shares	55,944		55,944
DSU released			$ 80,000		(80,000)
Share options exercised, shares			149,000
Share options exercised	$ 256,616		$ 354,094		(97,478)					256,616
Loss of control of subsidiary	(2,233,973)											(2,739,050)		505,077		(2,233,973)
Total contributions by and distribution to equity holders, shares			835,625
Total contributions by and distribution to equity holders	1,154,469		$ 1,282,164		1,445,667					2,727,831		(2,078,439)		505,077		(1,573,362)
Change in ownership interests in subsidiaries that do not result in a loss of control
Expiry of Acasti options and call-options						$ 1,466,459					$ 1,466,459		$ (1,466,459)				$ (1,466,459)
Exercise of warrants	384,250				155,720					155,720		(71,966)		300,496		228,530
Fees related to past financing of Acasti		$ (154,463)				$ (52,452)					$ (52,452)				$ (102,011)		$ (102,011)
Convertible debenture interest settled in shares	56,984				5,019					5,019				51,965		51,965
Total changes in ownership interest in subsidiaries	286,771				1,574,746					1,574,746		(1,538,425)		250,450		(1,287,975)
Total transactions with equity holders, shares			835,625
Total transactions with equity holders	1,441,240		$ 1,282,164		3,020,413					4,302,577		$ (3,616,864)		$ 755,527		$ (2,861,337)
Ending balance, shares at Mar. 31, 2018			78,804,212
Ending balance at Mar. 31, 2018	86,533,770		$ 128,483,507	648,820	36,355,549		506,469	19,090	(79,479,665)	$ 86,533,770
Net income (loss) for the period	(23,191,699)								(23,191,699)
Other comprehensive (loss) income for the period	232,507						251,597	(19,090)
Total comprehensive income (loss)	(22,959,192)						251,597	$ (19,090)	(23,191,699)
Contributions by and distribution to equity holders
Share-based payment transactions	$ 3,712,415				3,712,415
DSU released, shares	135,557		135,557
DSU released			$ 204,050		(204,050)
Share options exercised, shares			1,047,523
Share options exercised	$ 1,697,933		$ 2,396,141		(698,208)
Total contributions by and distribution to equity holders, shares			1,183,080
Total contributions by and distribution to equity holders	5,410,348		$ 2,600,191		2,810,157
Ending balance, shares at Mar. 31, 2019			79,987,292
Ending balance at Mar. 31, 2019	$ 68,984,926		$ 131,083,698	$ 648,820	$ 39,165,706		$ 758,066		$ (102,671,364)